Subordinated Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of Subordinated Liabilities [Abstract]
Schedule of Subordinated Liabilities

	Group
	2020	2019
	£m	£m
£325m Sterling preference shares	344	344
Undated subordinated liabilities	557	581
Dated subordinated liabilities	1,655	2,603
	2,556	3,528

Disclosure Of Undated Subordinated Liabilities Explanatory

			Group
		2020	2019
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
7.375% 20 Year Step-up perpetual callable subordinated notes	2020	—	15
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	352	361
		557	581

Disclosure Of Dated Subordinated Liabilities Explanatory

	Group
		2020	2019
	Maturity	£m	£m
5% Subordinated notes (US$1,500m)	2023	542	1,132
4.75% Subordinated notes (US$1,000m)	2025	536	763
7.95% Subordinated notes (US$1,000m)	2029	242	280
6.50% Subordinated notes	2030	31	40
5.875% Subordinated notes	2031	10	9
5.625% Subordinated notes (US$500m)	2045	294	379
		1,655	2,603